UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB Cap Fund, Inc.

AB Multi-Manager Select Retirement Allocation Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.1%
Funds and Investment Trusts - 100.1% (a)
AB All Market Real Return Portfolio-Class Z (b)	31,989	$282,464
AB Bond Inflation Strategy Portfolio-Class Z (b)	63,081	676,226
AB Concentrated Growth Portfolio-Class Z (b)(c)	3,288	112,249
AB Global Bond Fund, Inc.-Class Z (b)	26,810	225,206
AB Global Real Estate Investment Fund II-Class I (b)	35,411	390,938
AB High Income Fund, Inc.-Class Z (b)	31,575	281,651
AB Intermediate Bond Portfolio-Class Z (b)	81,035	901,915
AB Relative Value Fund-Class Z (b)	70,195	446,442
AB Unconstrained Bond Fund, Inc.-Class Z (b)	38,942	337,234
AQR International Defensive Style Fund-Class R6	25,035	337,465
AQR Large Cap Defensive Style Fund-Class R6	24,100	451,868
AQR Long-Short Equity Fund-Class R6	14,968	224,824
AQR Style Premia Alternative Fund-Class R6	15,593	169,497
Baird Short Term Bond Fund	127,755	1,237,949
DFA Commodity Strategy Portfolio	28,398	169,820
Franklin Growth Fund-Class R6	1,153	108,800
iShares Russell 2000 ETF	529	78,958
Metropolitan West Total Return Bond Fund	78,510	787,460
MFS Institutional International Equity Fund	2,881	73,256
MFS Value Fund-Class R5	2,656	107,496
PIMCO Real Return Fund	61,420	676,228
T. Rowe Price Dividend Growth Fund, Inc.	7,944	337,618
T. Rowe Price Institutional Long Duration Credit Fund	31,515	338,153
T. Rowe Price International Funds-International Discovery Fund	1,604	113,714
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	2,254	113,317
Templeton Global Bond Fund-Class R6	13,922	168,740
Vanguard FTSE Developed Markets ETF	8,724	385,426
Vanguard FTSE Emerging Markets ETF	1,200	53,556
Vanguard Short-Term Bond ETF	9,530	759,446
Vanguard Total Bond Market ETF	8,599	703,140
WisdomTree Europe Hedged Equity Fund	2,598	172,533

Total Investment Companies (cost $10,733,644)		11,223,589

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(d) (cost $39,802)	39,802	39,802

Total Investments - 100.4% (cost $10,773,446) (e)		11,263,391
Other assets less liabilities - (0.4)%		(48,288)

Net Assets - 100.0%		$11,215,103

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $506,571 and gross unrealized depreciation of investments was $(16,626), resulting in net unrealized appreciation of $489,945.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select Retirement Allocation Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$11,223,589	$	– 0	–	$	– 0	–	$11,223,589
Short-Term Investments	39,802		– 0	–		– 0	–	39,802

Total (a)	$11,263,391	$	– 0	–	$	– 0	–	$11,263,391

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A Summary of the Fund’s transactions in AB mutual funds for three months ended October 31, 2017 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/17 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$245	$58	$29	$3	$5	$282	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	570	166	58	3	(5)	676	– 0	–	– 0	–
AB Concentrated Growth Portfolio	96	23	10	1	2	112	– 0	–	– 0	–
AB Global Bond Fund, Inc.	191	54	19	– 0	–	(1)	225	1	– 0	–
AB Global Real Estate Investment Fund II	334	164	34	3	(76)	391	1	– 0	–
AB High Income Fund, Inc.	238	69	24	2	(3)	282	4	– 0	–
AB Intermediate Bond Portfolio	758	223	77	1	(3)	902	5	– 0	–
AB Relative Value Fund	381	92	46	4	15	446	– 0	–	– 0	–
AB Unconstrained Bond Fund, Inc.	282	86	28	1	(4)	337	2	– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	178	2,216	2,354	– 0	–	– 0	–	40	– 0	–*	– 0	–

Total	$3,273	$3,151	$2,679	$18	$(70)	$3,693	$13	$	– 0	–

*	Amount less than $500.

AB Cap Fund, Inc.

AB Multi-Manager Select 2010 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.2%
Funds and Investment Trusts - 100.2% (a)
AB All Market Real Return Portfolio-Class Z (b)	55,788	$492,610
AB Bond Inflation Strategy Portfolio-Class Z (b)	122,116	1,309,083
AB Global Bond Fund, Inc.-Class Z (b)	77,763	653,212
AB Global Real Estate Investment Fund II-Class I (b)	58,799	649,138
AB High Income Fund, Inc.-Class Z (b)	41,176	367,292
AB Intermediate Bond Portfolio-Class Z (b)	88,169	981,321
AB Relative Value Fund-Class Z (b)	102,215	650,089
AB Unconstrained Bond Fund, Inc.-Class Z (b)	37,606	325,668
AQR International Defensive Style Fund-Class R6	36,381	490,411
AQR Large Cap Defensive Style Fund-Class R6	35,024	656,693
AQR Long-Short Equity Fund-Class R6	22,136	332,483
AQR Style Premia Alternative Fund-Class R6	45,327	492,708
Baird Short Term Bond Fund	63,238	612,775
DFA Commodity Strategy Portfolio	55,638	332,717
Franklin Growth Fund-Class R6	3,500	330,246
iShares Core S&P 500 ETF	3,631	939,739
iShares Russell 2000 ETF	1,086	162,096
Metropolitan West Total Return Bond Fund	130,133	1,305,233
MFS Institutional International Equity Fund	4,238	107,776
MFS Value Fund-Class R5	4,028	163,006
PIMCO Real Return Fund	89,000	979,889
T. Rowe Price Dividend Growth Fund, Inc.	15,551	660,926
T. Rowe Price Emerging Markets Stock Fund	3,802	164,418
T. Rowe Price Institutional Long Duration Credit Fund	30,552	327,821
T. Rowe Price International Funds-International Discovery Fund	2,342	166,003
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	3,261	163,948
Templeton Global Bond Fund-Class R6	16,676	202,107
Vanguard FTSE Developed Markets ETF	16,555	731,400
Vanguard FTSE Emerging Markets ETF	1,920	85,690
Vanguard Total Bond Market ETF	15,485	1,266,208
WisdomTree Europe Hedged Equity Fund	3,758	249,569

Total Investment Companies (cost $15,445,594)		16,352,275

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(c) (cost $24,053)	24,053	24,053

Total Investments - 100.3% (cost $15,469,647) (d)		16,376,328
Other assets less liabilities - (0.3)%		(50,045)

Net Assets - 100.0%		$16,326,283

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $930,203 and gross unrealized depreciation of investments was $(23,522), resulting in net unrealized appreciation of $906,681.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2010 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$16,352,275	$	– 0	–	$	– 0	–	$16,352,275
Short-Term Investments	24,053		– 0	–		– 0	–	24,053

Total (a)	$16,376,328	$	– 0	–	$	– 0	–	$16,376,328

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/17 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$399	$120	$44	$4	$14	$493	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	1,063	360	108	4	(10)	1,309	23	– 0	–
AB Global Bond Fund, Inc.	530	180	52	1	(6)	653	4	– 0	–
AB Global Real Estate Investment Fund II	530	164	44	3	(4)	649	2	– 0	–
AB High Income Fund, Inc.	304	95	31	2	(3)	367	5	– 0	–
AB Intermediate Bond Portfolio	795	269	79	1	(5)	981	6	– 0	–
AB Relative Value Fund	533	163	79	9	24	650	– 0	–	– 0	–
AB Unconstrained Bond Fund, Inc.	261	83	17	1	(2)	326	2	– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	218	4,441	4,635	– 0	–	– 0	–	24	– 0	–*	– 0	–

Total	$4,633	$5,875	$5,089	$25	$8	$5,452	$42	$	– 0	–

*	Amount less than $500.

AB Cap Fund, Inc.

AB Multi-Manager Select 2015 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7% (a)
AB All Market Real Return Portfolio-Class Z (b)	147,890	$1,305,871
AB Bond Inflation Strategy Portfolio-Class Z (b)	323,342	3,466,224
AB Discovery Value Fund-Class Z (b)	18,897	438,969
AB Global Bond Fund, Inc.-Class Z (b)	206,765	1,736,823
AB Global Real Estate Investment Fund II-Class I (b)	154,353	1,704,063
AB High Income Fund, Inc.-Class Z (b)	194,843	1,738,000
AB Intermediate Bond Portfolio-Class Z (b)	194,959	2,169,895
AB Relative Value Fund-Class Z (b)	136,820	870,178
AB Unconstrained Bond Fund, Inc.-Class Z (b)	100,218	867,885
AQR International Defensive Style Fund-Class R6	96,620	1,302,438
AQR Large Cap Defensive Style Fund-Class R6	93,718	1,757,209
AQR Long-Short Equity Fund-Class R6	87,868	1,319,773
AQR Style Premia Alternative Fund-Class R6	121,935	1,325,435
Baird Short Term Bond Fund	44,731	433,441
DFA Commodity Strategy Portfolio	220,312	1,317,468
Franklin Growth Fund-Class R6	9,250	872,868
iShares Core S&P 500 ETF	11,335	2,933,611
iShares Russell 2000 ETF	2,898	432,556
Metropolitan West Total Return Bond Fund	215,790	2,164,371
MFS Institutional International Equity Fund	28,101	714,611
MFS Value Fund-Class R5	32,106	1,299,322
PIMCO Real Return Fund	274,731	3,024,788
T. Rowe Price Dividend Growth Fund, Inc.	41,244	1,752,858
T. Rowe Price Emerging Markets Stock Fund	19,936	862,033
T. Rowe Price Institutional Long Duration Credit Fund	80,856	867,585
T. Rowe Price International Funds-International Discovery Fund	6,145	435,658
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	8,651	434,906
Templeton Global Bond Fund-Class R6	35,865	434,686
Vanguard FTSE Developed Markets ETF	53,309	2,355,192
Vanguard FTSE Emerging Markets ETF	4,738	211,457
Vanguard Total Bond Market ETF	26,482	2,165,433
WisdomTree Europe Hedged Equity Fund	9,986	663,170

Total Investment Companies (cost $40,078,165)		43,378,777

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(c) (cost $109,874)	109,874	109,874

Total Investments - 100.0% (cost $40,188,039) (d)		43,488,651
Other assets less liabilities - 0.0%		8,996

Net Assets - 100.0%		$43,497,647

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,341,442 and gross unrealized depreciation of investments was $(40,830), resulting in net unrealized appreciation of $3,300,612.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2015 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$43,378,777	$	– 0	–	$	– 0	–	$43,378,777
Short-Term Investments	109,874		– 0	–		– 0	–	109,874

Total (a)	$43,488,651	$	– 0	–	$	– 0	–	$43,488,651

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/17 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$1,291	$120	$196	$12		$79		$1,306	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	3,356	360	362	14		98		3,466		23			– 0	–
AB Discovery Value Fund	428	61	79	14		15		439		– 0	–		– 0	–
AB Global Bond Fund, Inc.	1,673	180	178	2		60		1,737		11			– 0	–
AB Global Real Estate Investment Fund II	1,694	199	191	9		(7)		1,704		10			– 0	–
AB High Income Fund, Inc.	1,695	95	170	16		102		1,738		27			– 0	–
AB Intermediate Bond Portfolio	2,102	269	227	3		23		2,170		14			– 0	–
AB Relative Value Fund	845	163	132	14		(20)		870		– 0	–		– 0	–
AB Unconstrained Bond Fund, Inc.	834	83	78	2		27		868		4			– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	693	6,049	6,632	– 0	–	– 0	–	110		1			– 0	–

Total	$14,611	$7,579	$8,245	$86		$377		$14,408		$90		$	– 0	–

AB Cap Fund, Inc.

AB Multi-Manager Select 2020 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.8%
Funds and Investment Trusts - 99.8% (a)
AB All Market Real Return Portfolio-Class Z (b)	311,218	$2,748,058
AB Bond Inflation Strategy Portfolio-Class Z (b)	510,077	5,468,031
AB Discovery Value Fund-Class Z (b)	39,573	919,284
AB Global Bond Fund, Inc.-Class Z (b)	321,876	2,703,763
AB Global Real Estate Investment Fund II-Class I (b)	327,551	3,616,164
AB High Income Fund, Inc.-Class Z (b)	513,352	4,579,101
AB Intermediate Bond Portfolio-Class Z (b)	410,110	4,564,520
AB Relative Value Fund-Class Z (b)	712,534	4,531,716
AB Unconstrained Bond Fund, Inc.-Class Z (b)	102,568	888,238
AQR International Defensive Style Fund-Class R6	205,556	2,770,892
AQR Large Cap Defensive Style Fund-Class R6	195,703	3,669,426
AQR Long-Short Equity Fund-Class R6	244,156	3,667,222
AQR Style Premia Alternative Fund-Class R6	255,810	2,780,658
DFA Commodity Strategy Portfolio	463,110	2,769,401
Franklin Growth Fund-Class R6	19,827	1,870,859
iShares Core S&P 500 ETF	25,449	6,586,456
iShares Russell 2000 ETF	6,100	910,486
Metropolitan West Total Return Bond Fund	362,652	3,637,400
MFS Institutional International Equity Fund	96,029	2,442,009
MFS Value Fund-Class R5	67,140	2,717,153
PIMCO Real Return Fund	411,084	4,526,035
T. Rowe Price Dividend Growth Fund, Inc.	86,028	3,656,198
T. Rowe Price Emerging Markets Stock Fund	42,754	1,848,674
T. Rowe Price Institutional Long Duration Credit Fund	170,266	1,826,953
T. Rowe Price International Funds-International Discovery Fund	26,060	1,847,365
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	18,209	915,349
Templeton Global Bond Fund-Class R6	148,965	1,805,459
Vanguard FTSE Developed Markets ETF	133,232	5,886,190
Vanguard FTSE Emerging Markets ETF	10,055	448,755
Vanguard Total Bond Market ETF	38,874	3,178,727
WisdomTree Europe Hedged Equity Fund	21,544	1,430,737

Total Investment Companies (cost $82,835,903)		91,211,279

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(c) (cost $148,507)	148,507	148,507

Total Investments - 100.0% (cost $82,984,410) (d)		91,359,786
Other assets less liabilities - 0.0%		12,987

Net Assets - 100.0%		$91,372,773

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	The rate shown represents the 7-day yield as of period end.
(d)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,429,936 and gross unrealized depreciation of investments was $(54,560), resulting in net unrealized appreciation of $8,375,376.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2020 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$91,211,279	$	– 0	–	$	– 0	–	$91,211,279
Short-Term Investments	148,507		– 0	–		– 0	–	148,507

Total (a)	$91,359,786	$	– 0	–	$	– 0	–	$91,359,786

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 10/31/17 (000)	Income (000)	Realized Gains (000)
AB All Market Real Return Portfolio	$2,814	$	– 0	–	$159	$8	$85	$2,748	$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	5,639	225	379	15	(32)	5,468	36	– 0	–
AB Discovery Value Fund	930	– 0	–	66	9	46	919	– 0	–	– 0	–
AB Global Bond Fund, Inc.	2,794	66	143	3	(16)	2,704	17	– 0	–
AB Global Real Estate Investment Fund II	3,738	141	268	9	(4)	3,616	10	– 0	–
AB High Income Fund, Inc.	4,691	193	284	18	(39)	4,579	27	– 0	–
AB Intermediate Bond Portfolio	4,699	177	299	4	(16)	4,565	29	– 0	–
AB Relative Value Fund	4,665	68	416	40	175	4,532	– 0	–
AB Unconstrained Bond Fund, Inc.	951	4	62	2	(7)	888	4	– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	1,553	3,573	4,977	– 0	–	– 0	–	149	1	– 0	–

Total	$32,474	$4,447	$7,053	$108	$192	$30,168	$124	$	– 0	–

AB Cap Fund, Inc.

AB Multi-Manager Select 2025 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.6%
Funds and Investment Trusts - 99.6% (a)
AB All Market Real Return Portfolio-Class Z (b)	332,381	$2,934,926
AB Bond Inflation Strategy Portfolio-Class Z (b)	405,286	4,344,661
AB Concentrated Growth Portfolio-Class Z (b)(c)	127,597	4,356,172
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	130,879	1,507,720
AB Discovery Value Fund-Class Z (b)	65,844	1,529,558
AB Global Bond Fund, Inc.-Class Z (b)	515,756	4,332,349
AB Global Real Estate Investment Fund II-Class I (b)	650,582	7,182,425
AB High Income Fund, Inc.-Class Z (b)	977,672	8,720,835
AB Intermediate Bond Portfolio-Class Z (b)	389,490	4,335,023
AB Relative Value Fund-Class Z (b)	1,373,770	8,737,176
AQR International Defensive Style Fund-Class R6	328,530	4,428,590
AQR Large Cap Defensive Style Fund-Class R6	311,934	5,848,752
AQR Long-Short Equity Fund-Class R6	483,415	7,260,893
AQR Style Premia Alternative Fund-Class R6	399,669	4,344,405
DFA Commodity Strategy Portfolio	975,942	5,836,133
Franklin Growth Fund-Class R6	46,491	4,386,872
iShares Core S&P 500 ETF	34,991	9,056,021
iShares Russell 2000 ETF	10,097	1,507,078
Metropolitan West Total Return Bond Fund	144,708	1,451,423
MFS Institutional International Equity Fund	211,398	5,375,852
MFS Value Fund-Class R5	145,074	5,871,156
PIMCO Real Return Fund	395,904	4,358,903
T. Rowe Price Dividend Growth Fund, Inc.	137,353	5,837,513
T. Rowe Price Emerging Markets Stock Fund	66,972	2,895,878
T. Rowe Price Institutional Long Duration Credit Fund	269,464	2,891,347
T. Rowe Price International Funds-International Discovery Fund	41,280	2,926,325
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	30,193	1,517,823
Templeton Global Bond Fund-Class R6	237,622	2,879,974
Vanguard FTSE Developed Markets ETF	245,494	10,845,925
Vanguard FTSE Emerging Markets ETF	16,429	733,226
Vanguard Total Bond Market ETF	62,224	5,088,057
WisdomTree Europe Hedged Equity Fund	33,828	2,246,518

Total Investments - 99.6% (cost $130,569,779) (d)		145,569,509
Other assets less liabilities - 0.4%		634,573

Net Assets - 100.0%		$146,204,082

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.

(d)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $15,103,647 and gross unrealized depreciation of investments was $(103,917), resulting in net unrealized appreciation of $14,999,730.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2025 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$145,569,509	$	– 0	–	$	– 0	–	$145,569,509

Total (a)	$145,569,509	$	– 0	–	$	– 0	–	$145,569,509

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

										Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/17 (000)		Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$2,727	$155	$45	$4		$94		$2,935		$	– 0	–	$	– 0	–
AB Bond Inflation Strategy Portfolio	3,938	465	46	1		(13)		4,345			27			– 0	–
AB Concentrated Growth Portfolio	3,944	383	78	14		93		4,356			– 0	–		– 0	–
AB Discovery Growth Fund, Inc.	1,312	133	45	6		102		1,508			– 0	–		– 0	–
AB Discovery Value Fund	1,301	171	36	4		90		1,530			– 0	–		– 0	–
AB Global Bond Fund, Inc.	3,941	465	51	1		(24)		4,332			26			– 0	–
AB Global Real Estate Investment Fund II	6,622	669	113	5		(1)		7,182			19			– 0	–
AB High Income Fund, Inc.	7,949	921	111	7		(45)		8,721			27			– 0	–
AB Intermediate Bond Portfolio	3,957	440	49	– 0	–	(13)		4,335			26			– 0	–
AB Relative Value Fund	7,941	671	280	25		380		8,737			– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	2,693	13,831	16,524	– 0	–	– 0	–	– 0	–		2			– 0	–

Total	$46,325	$18,304	$17,378	$67		$663		$47,981			$127		$	– 0	–

AB Cap Fund, Inc.

AB Multi-Manager Select 2030 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.3%
Funds and Investment Trusts - 99.3% (a)
AB All Market Real Return Portfolio-Class Z (b)	119,708	$1,057,021
AB Concentrated Growth Fund-Class Z (b)(c)	94,521	3,226,946
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	94,890	1,093,127
AB Discovery Value Fund-Class Z (b)	93,943	2,182,288
AB Global Bond Fund, Inc.-Class Z (b)	384,325	3,228,326
AB Global Real Estate Investment Fund II-Class I (b)	386,848	4,270,802
AB High Income Fund, Inc.-Class Z (b)	727,510	6,489,389
AB Intermediate Bond Portfolio-Class Z (b)	290,607	3,234,461
AB Relative Value Fund-Class Z (b)	1,702,207	10,826,039
AQR International Defensive Style Fund-Class R6	242,767	3,272,505
AQR Large Cap Defensive Style Fund-Class R6	289,785	5,433,475
AQR Long-Short Equity Fund-Class R6	431,089	6,474,962
AQR Style Premia Alternative Fund-Class R6	198,004	2,152,299
DFA Commodity Strategy Portfolio	729,367	4,361,615
Franklin Growth Fund-Class R6	34,900	3,293,205
iShares Core S&P 500 ETF	21,810	5,644,646
iShares Russell 2000 ETF	7,307	1,090,643
Metropolitan West Total Return Bond Fund	104,463	1,047,763
MFS Institutional International Equity Fund	243,008	6,179,693
MFS Value Fund-Class R5	160,599	6,499,447
PIMCO Real Return Fund	97,115	1,069,232
T. Rowe Price Dividend Growth Fund, Inc.	76,559	3,253,752
T. Rowe Price Emerging Markets Stock Fund	50,275	2,173,911
T. Rowe Price International Funds-International Discovery Fund	30,990	2,196,897
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	21,817	1,096,714
Templeton Global Bond Fund-Class R6	174,442	2,114,233
Vanguard FTSE Developed Markets ETF	182,447	8,060,508
Vanguard FTSE Emerging Markets ETF	36,323	1,621,095
Vanguard Total Bond Market ETF	45,860	3,749,972
WisdomTree Europe Hedged Equity Fund	25,397	1,686,615

Total Investments - 99.3% (cost $96,378,550) (d)		108,081,581
Other assets less liabilities - 0.7%		784,331

Net Assets - 100.0%		$108,865,912

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,778,479 and gross unrealized depreciation of investments was $(75,448), resulting in net unrealized appreciation of $11,703,031.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2030 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$108,081,581	$	– 0	–	$	– 0	–	$108,081,581

Total (a)	$108,081,581	$	– 0	–	$	– 0	–	$108,081,581

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

										Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/17 (000)		Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$1,009	$45	$35	$3		$35		$1,057		$	– 0	–	$	– 0	–
AB Concentrated Growth Portfolio	3,003	241	99	17		65		3,227			– 0	–		– 0	–
AB Discovery Growth Fund, Inc.	989	71	47	3		77		1,093			– 0	–		– 0	–
AB Discovery Value Fund	2,013	193	163	24		115		2,182			– 0	–		– 0	–
AB Global Bond Fund, Inc.	3,024	298	78	1		(17)		3,228			20			– 0	–
AB Global Real Estate Investment Fund II	4,118	270	121	9		(5)		4,271			12			– 0	–
AB High Income Fund, Inc.	6,143	586	211	20		(49)		6,489			97			– 0	–
AB Intermediate Bond Portfolio	3,039	308	104	(1)		(8)		3,234			20			– 0	–
AB Relative Value Fund	10,180	712	572	39		467		10,826			– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	2,156	9,595	11,751	– 0	–	– 0	–	– 0	–		1			– 0	–

Total	$35,674	$12,319	$13,181	$115		$680		$35,607			$150		$	– 0	–

AB Cap Fund, Inc.

AB Multi-Manager Select 2035 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.7%
Funds and Investment Trusts - 99.7% (a)
AB All Market Real Return Portfolio-Class Z (b)	110,435	$975,141
AB Concentrated Growth Portfolio-Class Z (b)(c)	145,084	4,953,165
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	90,359	1,040,940
AB Discovery Value Fund-Class Z (b)	88,593	2,058,021
AB Global Real Estate Investment Fund II-Class I (b)	353,863	3,906,651
AB High Income Fund, Inc.-Class Z (b)	675,571	6,026,097
AB Intermediate Bond Portfolio-Class Z (b)	180,254	2,006,227
AB Relative Value Fund-Class Z (b)	1,897,870	12,070,453
AQR International Defensive Style Fund-Class R6	223,307	3,010,172
AQR Large Cap Defensive Style Fund-Class R6	269,526	5,053,613
AQR Long-Short Equity Fund-Class R6	473,920	7,118,282
AQR Style Premia Alternative Fund-Class R6	92,254	1,002,797
DFA Commodity Strategy Portfolio	508,946	3,043,498
Franklin Growth Fund-Class R6	53,569	5,054,772
iShares Core S&P 500 ETF	16,415	4,248,366
iShares Russell 2000 ETF	6,971	1,040,492
MFS Institutional International Equity Fund	300,913	7,652,213
MFS Value Fund-Class R5	148,319	6,002,460
T. Rowe Price Dividend Growth Fund, Inc.	47,307	2,010,527
T. Rowe Price Emerging Markets Stock Fund	46,302	2,002,080
T. Rowe Price International Funds-International Discovery Fund	42,070	2,982,323
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	20,845	1,047,901
Templeton Global Bond Fund-Class R6	81,104	982,986
Vanguard FTSE Developed Markets ETF	190,717	8,425,877
Vanguard FTSE Emerging Markets ETF	55,981	2,498,432
Vanguard Total Bond Market ETF	30,616	2,503,470
WisdomTree Europe Hedged Equity Fund	23,390	1,553,330

Total Investment Companies (cost $87,944,920)		100,270,286

SHORT-TERM INVESTMENTS - 0.3%
Investment Companies - 0.3%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(d) (cost $234,726)	234,726	234,726

Total Investments - 100.0% (cost $88,179,646) (e)		100,505,012
Other assets less liabilities - 0.0%		36,532

Net Assets - 100.0%		$100,541,544

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.

(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $12,340,826 and gross unrealized depreciation of investments was $(15,460), resulting in net unrealized appreciation of $12,325,366.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2035 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$100,270,286	$	– 0	–	$	– 0	–	$100,270,286
Short-Term Investments	234,726		– 0	–		– 0	–	234,726

Total (a)	$100,505,012	$	– 0	–	$	– 0	–	$100,505,012

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/17 (000)	Income (000)			Realized Gains (000)
AB All Market Real Return Portfolio	$910	$69	$39	$2		$33		$975	$	– 0	–	$	– 0	–
AB Concentrated Growth Portfolio	4,508	554	234	32		93		4,953		– 0	–		– 0	–
AB Discovery Growth Fund, Inc.	903	107	44	10		65		1,041		12			– 0	–
AB Discovery Value Fund	1,823	238	130	10		117		2,058		– 0	–		– 0	–
AB Global Real Estate Investment Fund II	3,639	410	147	11		(6)		3,907		11			– 0	–
AB High Income Fund, Inc.	5,500	800	247	23		(50)		6,026		90			– 0	–
AB Intermediate Bond Portfolio	1,833	249	70	(1)		(5)		2,006		12			– 0	–
AB Relative Value Fund	10,993	1,218	701	54		506		12,070		– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	1,004	9,582	10,351	– 0	–	– 0	–	235		1			– 0	–

Total	$31,113	$13,227	$11,963	$141		$753		$33,271		$126		$	– 0	–

AB Cap Fund, Inc.

AB Multi-Manager Select 2040 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.4%
Funds and Investment Trusts - 99.4% (a)
AB Concentrated Growth Portfolio-Class Z (b)(c)	160,253	$5,471,039
AB Discovery Growth Fund, Inc.-Class Z (b)(c)	60,185	693,326
AB Discovery Value Fund-Class Z (b)	88,482	2,055,436
AB Global Real Estate Investment Fund II-Class I (b)	184,940	2,041,740
AB High Income Fund, Inc.-Class Z (b)	75,268	671,392
AB Intermediate Bond Portfolio-Class Z (b)	123,457	1,374,077
AB Relative Value Fund-Class Z (b)	1,604,084	10,201,975
AQR International Defensive Style Fund-Class R6	100,384	1,353,178
AQR Large Cap Defensive Style Fund-Class R6	73,219	1,372,848
AQR Long-Short Equity Fund-Class R6	316,470	4,753,382
DFA Commodity Strategy Portfolio	342,278	2,046,823
Franklin Growth Fund-Class R6	36,155	3,411,570
iShares Core S&P 500 ETF	8,434	2,182,804
iShares Russell 2000 ETF	4,634	691,671
MFS Institutional International Equity Fund	259,616	6,602,031
MFS Value Fund-Class R5	134,070	5,425,799
T. Rowe Price Dividend Growth Fund, Inc.	32,129	1,365,457
T. Rowe Price Emerging Markets Stock Fund	48,023	2,076,518
T. Rowe Price International Funds-International Discovery Fund	29,076	2,061,223
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	13,837	695,591
Templeton Global Bond Fund-Class R6	55,105	667,875
Vanguard FTSE Developed Markets ETF	161,910	7,153,184
Vanguard FTSE Emerging Markets ETF	38,589	1,722,227
Vanguard Total Bond Market ETF	12,213	998,657
WisdomTree Europe Hedged Equity Fund	15,657	1,039,781

Total Investment Companies (cost $58,804,380)		68,129,604

SHORT-TERM INVESTMENTS - 0.4%
Investment Companies - 0.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(d) (cost $240,688)	240,688	240,688

Total Investments - 99.8% (cost $59,045,068) (e)		68,370,292
Other assets less liabilities - 0.2%		159,058

Net Assets - 100.0%		$68,529,350

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.

(e)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,333,163 and gross unrealized depreciation of investments was $(7,939), resulting in net unrealized appreciation of $9,325,224.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2040 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$68,129,604	$	– 0	–	$	– 0	–	$68,129,604
Short-Term Investments	240,688		– 0	–		– 0	–	240,688

Total (a)	$68,370,292	$	– 0	–	$	– 0	–	$68,370,292

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/17 (000)	Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio	$5,165	$477	$308	$44		$93		$5,471	$	– 0	–	$	– 0	–
AB Discovery Growth Fund, Inc.	627	52	36	8		42		693		– 0	–		– 0	–
AB Discovery Value Fund	1,932	176	179	17		109		2,055		– 0	–		– 0	–
AB Global Real Estate Investment Fund II	1,938	214	113	4		(1)		2,042		5			– 0	–
AB High Income Fund, Inc.	635	63	23	1		(5)		671		10			– 0	–
AB Intermediate Bond Portfolio	1,287	164	73	(1)		(3)		1,374		8			– 0	–
AB Relative Value Fund	9,672	919	866	66		411		10,202		– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	1,204	6,492	7,455	– 0	–	– 0	–	241		1			– 0	–

Total	$22,460	$8,557	$9,053	$139		$646		$22,749		$24		$	– 0	–

AB Cap Fund, Inc.

AB Multi-Manager Select 2045 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.8%
Funds and Investment Trusts - 99.8% (a)
AB Concentrated Growth Portfolio-Class Z (b)(c)	134,422	$4,589,173
AB Discovery Value Fund-Class Z (b)	75,601	1,756,199
AB Global Real Estate Investment Fund II-Class I (b)	153,576	1,695,479
AB Intermediate Bond Portfolio-Class Z (b)	140,437	1,563,061
AB Relative Value Fund-Class Z (b)	1,449,712	9,220,170
AQR International Defensive Style Fund-Class R6	42,657	575,022
AQR Large Cap Defensive Style Fund-Class R6	31,230	585,556
AQR Long-Short Equity Fund-Class R6	269,947	4,054,606
DFA Commodity Strategy Portfolio	192,783	1,152,840
Franklin Growth Fund-Class R6	43,410	4,096,192
iShares Core S&P 500 ETF	7,122	1,843,245
iShares Russell 2000 ETF	3,829	571,517
MFS Institutional International Equity Fund	241,942	6,152,586
MFS Value Fund-Class R5	128,537	5,201,910
T. Rowe Price Dividend Growth Fund, Inc.	13,720	583,102
T. Rowe Price Emerging Markets Stock Fund	39,835	1,722,450
T. Rowe Price International Funds-International Discovery Fund	24,554	1,740,601
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	23,071	1,159,779
Vanguard FTSE Developed Markets ETF	149,774	6,617,015
Vanguard FTSE Emerging Markets ETF	31,929	1,424,991
Vanguard Total Bond Market ETF	5,183	423,814
WisdomTree Europe Hedged Equity Fund	13,414	890,824

Total Investment Companies (cost $49,556,213)		57,620,132

SHORT-TERM INVESTMENTS - 0.1%
Investment Companies - 0.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(d) (cost $64,128)	64,128	64,128

Total Investments - 99.9% (cost $49,620,341) (e)		57,684,260
Other assets less liabilities - 0.1%		66,402

Net Assets - 100.0%		$57,750,662

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $8,064,860 and gross unrealized depreciation of investments was $(941), resulting in net unrealized appreciation of $8,063,919.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2045 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$57,620,132	$	– 0	–	$	– 0	–	$57,620,132
Short-Term Investments	64,128		– 0	–		– 0	–	64,128

Total (a)	$57,684,260	$	– 0	–	$	– 0	–	$57,684,260

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/17 (000)	Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio	$4,309	$435	$271	$40		$76		$4,589	$	– 0	–	$	– 0	–
AB Discovery Value Fund	1,619	155	125	13		94		1,756		– 0	–		– 0	–
AB Global Real Estate Investment Fund II	1,641	134	81	3		(2)		1,695		5			– 0	–
AB Intermediate Bond Portfolio	1,499	140	72	– 0	–	(4)		1,563		10			– 0	–
AB Relative Value Fund	8,728	770	708	50		380		9,220		– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	252	5,249	5,437	– 0	–	– 0	–	64		1			– 0	–

Total	$18,048	$6,883	$6,694	$106		$544		$18,887		$16		$	– 0	–

AB Cap Fund, Inc.

AB Multi-Manager Select 2050 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 99.0%
Funds and Investment Trusts - 99.0% (a)
AB Concentrated Growth Portfolio-Class Z (b)(c)	57,919	$1,977,344
AB Discovery Value Fund-Class Z (b)	28,552	663,264
AB Global Real Estate Investment Fund II-Class I (b)	58,948	650,783
AB Intermediate Bond Portfolio-Class Z (b)	54,833	610,294
AB Relative Value Fund-Class Z (b)	518,277	3,296,239
AQR Long-Short Equity Fund-Class R6	102,122	1,533,873
DFA Commodity Strategy Portfolio	72,742	434,995
Franklin Growth Fund-Class R6	16,333	1,541,207
iShares Core S&P 500 ETF	3,569	923,693
iShares Russell 2000 ETF	1,459	217,770
MFS Institutional International Equity Fund	101,126	2,571,634
MFS Value Fund-Class R5	48,671	1,969,709
T. Rowe Price Emerging Markets Stock Fund	25,850	1,117,770
T. Rowe Price International Funds-International Discovery Fund	9,326	661,151
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	8,719	438,311
Vanguard FTSE Developed Markets ETF	62,333	2,753,872
Vanguard FTSE Emerging Markets ETF	2,286	102,024
Vanguard Total Bond Market ETF	1,937	158,389
WisdomTree Europe Hedged Equity Fund	5,048	335,238

Total Investment Companies (cost $18,913,756)		21,957,560

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(d) (cost $122,238)	122,238	122,238

Total Investments - 99.6% (cost $19,035,994) (e)		22,079,798
Other assets less liabilities - 0.4%		94,101

Net Assets - 100.0%		$22,173,899

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,044,283 and gross unrealized depreciation of investments was $(479), resulting in net unrealized appreciation of $3,043,804.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2050 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$21,957,560	$	– 0	–	$	– 0	–	$21,957,560
Short-Term Investments	122,238		– 0	–		– 0	–	122,238

Total (a)	$22,079,798	$	– 0	–	$	– 0	–	$22,079,798

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/17 (000)	Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio	$1,950	$194	$214	$33		$14		$1,977	$	– 0	–	$	– 0	–
AB Discovery Value Fund	651	67	93	10		28		663		– 0	–		– 0	–
AB Global Real Estate Investment Fund II	654	67	71	2		(1)		651		2			– 0	–
AB Intermediate Bond Portfolio	603	73	64	– 0	–	(2)		610		4			– 0	–
AB Relative Value Fund	3,279	254	388	32		119		3,296		– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	113	1,791	1,782	– 0	–	– 0	–	122		– 0	–*		– 0	–

Total	$7,250	$2,446	$2,612	$77		$158		$7,319		$6		$	– 0	–

*	Amount less than $500.

AB Cap Fund, Inc.

AB Multi-Manager Select 2055 Fund

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 100.0%
Funds and Investment Trusts - 100.0% (a)
AB Concentrated Growth Portfolio-Class Z (b)(c)	71,009	$2,424,244
AB Discovery Value Fund-Class Z (b)	35,087	815,071
AB Global Real Estate Investment Fund II-Class I (b)	73,017	806,103
AB Intermediate Bond Portfolio-Class Z (b)	65,287	726,648
AB Relative Value Fund-Class Z (b)	631,208	4,014,481
AQR Long-Short Equity Fund-Class R6	124,663	1,872,433
DFA Commodity Strategy Portfolio	90,585	541,700
Franklin Growth Fund-Class R6	20,013	1,888,461
iShares Core S&P 500 ETF	4,358	1,127,894
iShares Russell 2000 ETF	1,794	267,772
MFS Institutional International Equity Fund	123,536	3,141,530
MFS Value Fund-Class R5	58,902	2,383,772
T. Rowe Price Emerging Markets Stock Fund	31,286	1,352,818
T. Rowe Price International Funds-International Discovery Fund	11,316	802,174
T. Rowe Price Small-Cap Value Fund, Inc.-Class I	10,716	538,676
Vanguard FTSE Developed Markets ETF	75,750	3,346,635
Vanguard FTSE Emerging Markets ETF	2,811	125,455
Vanguard Total Bond Market ETF	2,374	194,122
WisdomTree Europe Hedged Equity Fund	6,061	402,511

Total Investment Companies (cost $23,263,443)		26,772,500

SHORT-TERM INVESTMENTS - 0.2%
Investment Companies - 0.2%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (a)(b)(d) (cost $56,003)	56,003	56,003

Total Investments - 100.2% (cost $23,319,446) (e)		26,828,503
Other assets less liabilities - (0.2)%		(63,054)

Net Assets - 100.0%		$26,765,449

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(b)	Affiliated investments.
(c)	Non-income producing security.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,509,551 and gross unrealized depreciation of investments was $(494), resulting in net unrealized appreciation of $3,509,057.

Glossary:

ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange

AB Cap Fund, Inc.

AB Multi-Manager Select 2055 Fund

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Underlying Portfolios:	Level 1	Level 2			Level 3			Total
Assets:
Investment Companies	$26,772,500	$	– 0	–	$	– 0	–	$26,772,500
Short-Term Investments	56,003		– 0	–		– 0	–	56,003

Total (a)	$26,828,503	$	– 0	–	$	– 0	–	$26,828,503

(a)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in AB mutual funds for the three months ended October 31, 2017 is as follows:

									Distributions
Affiliated Issuer	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)		Change in Unrealized Appr./(Depr.) (000)		Market Value 10/31/17 (000)	Income (000)			Realized Gains (000)
AB Concentrated Growth Portfolio	$2,289	$254	$178	$25		$34		$2,424	$	– 0	–	$	– 0	–
AB Discovery Value Fund	757	83	74	8		41		815		– 0	–		– 0	–
AB Global Real Estate Investment Fund II	760	110	64	2		(2)		806		2			– 0	–
AB Intermediate Bond Portfolio	700	73	46	– 0	–	– 0	–	727		5			– 0	–
AB Relative Value Fund	3,827	339	334	24		158		4,014		– 0	–		– 0	–
AB Fixed Income Shares, Inc.-Government Money Market Portfolio	170	2,066	2,180	– 0	–	– 0	–	56		– 0	–*		– 0	–

Total	$8,503	$2,925	$2,876	$59		$231		$8,842		$7		$	– 0	–

*	Amount less than $500.

AB Cap Fund, Inc.

AB Small Cap Growth Portfolio

Portfolio of Investments

October 31, 2017 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.5%
Information Technology - 28.1%
Communications Equipment - 1.9%
Ciena Corp. (a)	572,390	$12,174,735
Lumentum Holdings, Inc. (a)	240,120	15,163,578

		27,338,313

Electronic Equipment, Instruments & Components - 1.0%
Coherent, Inc. (a)	29,340	7,707,912
National Instruments Corp.	129,768	5,839,560

		13,547,472

Internet Software & Services - 11.2%
2U, Inc. (a)	321,088	20,430,829
Cimpress NV (a)(b)	167,548	18,286,189
CoStar Group, Inc. (a)	47,468	14,038,661
GrubHub, Inc. (a)(b)	394,110	24,048,592
LogMeIn, Inc.	168,920	20,447,766
National Vision Holdings, Inc. (a)	18,017	518,890
New Relic, Inc. (a)	340,360	17,470,679
Q2 Holdings, Inc. (a)	289,776	12,329,969
Trade Desk, Inc. (The)-Class A (a)	296,555	19,548,905
Wix.com Ltd. (a)	129,206	9,018,579

		156,139,059

Semiconductors & Semiconductor Equipment - 3.6%
Advanced Energy Industries, Inc. (a)	155,690	13,190,057
Monolithic Power Systems, Inc.	164,389	20,001,209
Silicon Laboratories, Inc. (a)	174,132	16,525,127

		49,716,393

Software - 10.4%
Aspen Technology, Inc. (a)	238,950	15,417,054
Blackbaud, Inc.	177,460	17,976,698
Blackline, Inc. (a)	299,950	10,654,224
Guidewire Software, Inc. (a)	193,795	15,499,724
HubSpot, Inc. (a)	165,776	14,347,913
Paylocity Holding Corp. (a)	344,348	18,391,627
Proofpoint, Inc. (a)	216,742	20,029,128
RingCentral, Inc.-Class A (a)	452,155	19,058,333
Take-Two Interactive Software, Inc. (a)	117,633	13,016,092
Ultimate Software Group, Inc. (The) (a)	7,099	1,438,186

		145,828,979

		392,570,216

Health Care - 19.9%
Biotechnology - 8.2%
Adamas Pharmaceuticals, Inc. (a)(b)	270,143	6,661,726
Aimmune Therapeutics, Inc. (a)(b)	229,836	6,681,332
Audentes Therapeutics, Inc. (a)	223,235	5,935,819

Company	Shares	U.S. $ Value
Avexis, Inc. (a)	84,390	$8,819,599
BeiGene Ltd. (ADR) (a)	63,989	5,906,185
Biohaven Pharmaceutical Holding Co., Ltd. (a)	160,914	4,837,075
Blueprint Medicines Corp. (a)	174,809	11,610,814
Clovis Oncology, Inc. (a)	157,770	11,891,125
Loxo Oncology, Inc. (a)	121,159	10,439,059
Neurocrine Biosciences, Inc. (a)	115,990	7,204,139
NuCana PLC (ADR) (a)	370,455	4,208,369
Prothena Corp. PLC (a)(b)	139,620	8,104,941
Radius Health, Inc. (a)(b)	128,420	4,123,566
Sage Therapeutics, Inc. (a)	98,423	6,228,207
TESARO, Inc. (a)	53,605	6,205,851
Ultragenyx Pharmaceutical, Inc. (a)	109,106	5,028,696

		113,886,503

Health Care Equipment & Supplies - 4.9%
iRhythm Technologies, Inc. (a)	397,814	20,268,623
Nevro Corp. (a)	217,005	19,005,298
Penumbra, Inc. (a)	202,327	20,343,980
Tactile Systems Technology, Inc. (a)(b)	325,124	9,327,808

		68,945,709

Health Care Providers & Services - 1.5%
Teladoc, Inc. (a)(b)	612,746	20,251,255

Health Care Technology - 1.3%
Vocera Communications, Inc. (a)	651,143	18,375,256

Life Sciences Tools & Services - 1.3%
ICON PLC (a)	155,712	18,507,928

Pharmaceuticals - 2.7%
Aerie Pharmaceuticals, Inc. (a)(b)	145,765	9,000,989
GW Pharmaceuticals PLC (ADR) (a)(b)	45,410	4,902,009
Intersect ENT, Inc. (a)	586,900	17,401,585
Medicines Co. (The) (a)	227,877	6,549,185

		37,853,768

		277,820,419

Industrials - 17.0%
Aerospace & Defense - 1.7%
Hexcel Corp.	169,405	10,281,189
Mercury Systems, Inc. (a)	266,714	13,461,056

		23,742,245

Commercial Services & Supplies - 1.8%
Advanced Disposal Services, Inc. (a)	390,291	9,726,052
Tetra Tech, Inc.	305,060	15,024,205

		24,750,257

Company	Shares	U.S. $ Value
Construction & Engineering - 0.9%
Dycom Industries, Inc. (a)	147,394	$12,945,615

Industrial Conglomerates - 0.8%
Carlisle Cos., Inc.	98,710	10,841,319

Machinery - 8.3%
Astec Industries, Inc.	224,990	11,688,231
Gardner Denver Holdings, Inc. (a)	544,625	15,712,431
IDEX Corp.	110,946	14,224,387
John Bean Technologies Corp.	130,610	13,962,209
Kennametal, Inc.	380,130	16,592,674
Lincoln Electric Holdings, Inc.	159,103	14,584,972
Nordson Corp.	113,500	14,379,315
RBC Bearings, Inc. (a)	121,528	15,047,597

		116,191,816

Road & Rail - 1.0%
Genesee & Wyoming, Inc.-Class A (a)	187,113	13,430,971

Trading Companies & Distributors - 2.5%
H&E Equipment Services, Inc.	527,930	17,390,014
SiteOne Landscape Supply, Inc. (a)	284,764	18,085,362

		35,475,376

		237,377,599

Consumer Discretionary - 16.8%
Distributors - 1.3%
Pool Corp.	146,458	17,689,197

Diversified Consumer Services - 3.2%
Bright Horizons Family Solutions, Inc. (a)	202,195	17,449,429
Grand Canyon Education, Inc. (a)	299,050	26,767,965

		44,217,394

Hotels, Restaurants & Leisure - 5.5%
Buffalo Wild Wings, Inc. (a)	114,010	13,475,982
Dave & Buster’s Entertainment, Inc. (a)	143,814	6,931,835
Hilton Grand Vacations, Inc. (a)	417,253	17,090,683
Planet Fitness, Inc.	828,828	22,079,978
Vail Resorts, Inc.	78,450	17,966,619

		77,545,097

Internet & Direct Marketing Retail - 0.5%
Wayfair, Inc.-Class A (a)	107,868	7,539,973

Multiline Retail - 1.1%
Ollie’s Bargain Outlet Holdings, Inc. (a)	350,855	15,665,676

Specialty Retail - 5.2%
Five Below, Inc. (a)	378,002	20,884,610
Floor & Decor Holdings, Inc.-Class A (a)	370,264	13,958,953
Lithia Motors, Inc.-Class A	180,193	20,394,244

Company	Shares	U.S. $ Value
Sleep Number Corp. (a)	518,120	$16,838,900

		72,076,707

		234,734,044

Financials - 6.6%
Banks - 3.9%
Pinnacle Financial Partners, Inc.	36,810	2,436,822
Signature Bank/New York NY (a)	40,894	5,316,629
Sterling Bancorp/DE	567,066	14,205,003
SVB Financial Group (a)	76,222	16,713,960
Western Alliance Bancorp (a)	294,893	16,455,030

		55,127,444

Capital Markets - 2.7%
Hamilton Lane, Inc.-Class A	278,924	7,667,621
Houlihan Lokey, Inc.	375,177	15,618,618
Stifel Financial Corp.	259,967	13,786,050

		37,072,289

		92,199,733

Materials - 2.6%
Chemicals - 1.5%
PolyOne Corp.	434,985	20,039,759

Construction Materials - 1.1%
Summit Materials, Inc.-Class A (a)	500,198	15,706,217

		35,745,976

Energy - 2.3%
Energy Equipment & Services - 1.4%
Forum Energy Technologies, Inc. (a)	712,461	10,259,438
Oil States International, Inc. (a)	435,698	10,042,839

		20,302,277

Oil, Gas & Consumable Fuels - 0.9%
Matador Resources Co.(a)	461,705	12,258,268

		32,560,545

Consumer Staples - 2.3%
Food & Staples Retailing - 1.0%
Chefs’ Warehouse, Inc. (The) (a)	718,927	14,342,593

Food Products - 1.2%
Freshpet, Inc. (a)(b)	1,039,449	16,163,432

Personal Products - 0.1%
elf Beauty, Inc. (a)(b)	92,906	1,968,678

		32,474,703

Telecommunication Services - 0.9%
Diversified Telecommunication Services - 0.9%
Vonage Holdings Corp. (a)	1,459,616	11,866,678

Company	Shares	U.S. $ Value
Total Common Stocks (cost $927,157,545)		$1,347,349,913

INVESTMENT COMPANIES - 0.9%
Funds and Investment Trusts - 0.9%
iShares Russell 2000 Growth ETF (b)(c) (cost $10,834,269)	70,700	12,839,120

PREFERRED STOCKS - 0.1%
Consumer Discretionary - 0.1%
Household Durables - 0.1%
Honest Co. (The) - Series D 0.00% (a)(d)(e)(f)	29,639	694,365
Honest Co., Inc. - Series E 0.00% (a)(d)(e)(f)	7,460	146,252

Total Preferred Stocks (cost $1,502,384)		840,617

SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (c)(g)(h) (cost $43,317,312)	43,317,312	43,317,312

Total Investments Before Security Lending Collateral for Securities Loaned - 100.6% (cost $982,811,510)		1,404,346,962

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 6.4%
Investment Companies - 6.4%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 0.85% (c)(g)(h) (cost $89,701,895)	89,701,895	89,701,895

Total Investments - 107.0%
(cost $1,072,513,405) (i)		1,494,048,857
Other assets less liabilities - (7.0)%		(97,436,174)

Net Assets - 100.0%		$1,396,612,683

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.

(i)	As of October 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $433,919,985 and gross unrealized depreciation of investments was $(12,384,533), resulting in net unrealized appreciation of $421,535,452.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt
ETF	-	Exchange Traded Fund

AB Cap Fund, Inc.

Small Cap Growth Portfolio

October 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$1,347,349,913		$	– 0	–	$	– 0	–	$1,347,349,913
Investment Companies	12,839,120			– 0	–		– 0	–	12,839,120
Preferred Stocks	– 0	–		– 0	–		840,617		840,617
Short-Term Investments	43,317,312			– 0	–		– 0	–	43,317,312
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	89,701,895			– 0	–		– 0	–	89,701,895

Total Investments in Securities	1,493,208,240			– 0	–		840,617		1,494,048,857
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total(c)	$1,493,208,240		$	– 0	–		$840,617		$1,494,048,857

(a)	See Portfolio of Investments for sector classifications.
(b)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.
(c)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Preferred Stocks		Total
Balance as of 7/31/17	$1,197,860		$1,197,860
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(503,495)		(503,495)
Purchases	146,252		146,252
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 10/31/17	$840,617		$840,617

Net change in unrealized appreciation/depreciation from investments held as of 10/31/17	$(503,495)		$(503,495)

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) Fund managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed Income Shares, Inc.—Government Money Market

Portfolio for the three months ended October 31, 2017 is as follows:

Fund	Market Value 7/31/17 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 10/31/17 (000)	Dividend Income (000)
Government Money Market	$41,064	$66,060	$63,807	$43,317	$56
Government Money Market*	84,994	199,488	194,780	89,702	239

Total	$126,058	$265,548	$258,587	$133,019	$295

*	Investments of cash collateral for securities lending transactions

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2017